SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS - 2021 Equity Plan (Details) - USD ($) $ / shares in Units, $ in Thousands				2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 09, 2021	Dec. 07, 2021	Nov. 09, 2021	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized and reserved for future issuance (in shares)			31,900,000
Granted (in shares)				8,763,754		8,763,754
Lower exercise price (in usd per share)			$ 10.00
Upper exercise price (in usd per share)			$ 14.00
Period to comply with minimum personal investment requirement						5 years
Noncash stock compensation expense				$ 4,821	$ 156		$ 0	$ 0
Unrecognized compensation expense				50,200		$ 50,200
Compensation expense recognized				4,821	$ 156		$ 0	$ 0
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum personal investment requirement				2,200		2,200
Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum personal investment requirement				1,900		1,900
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum personal investment requirement				$ 1,500		1,500
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Noncash stock compensation expense						$ 3,600
Period for recognition						2 years
Bridge Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						245,004
Target EBITDA			$ 136,000
5-Year Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						8,518,750
Award vesting period			5 years
5-Year Option | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum compounded annual growth			13.50%
Percent vested			25.00%
5-Year Option | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum compounded annual growth			23.50%
Percent vested			100.00%
Common Stock | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period (in shares)		100,000
Grant date fair value (in usd per share)		$ 11.75
Compensation expense recognized						$ 1,200